PepsiCo Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
PepsiCo Master Trust	PepsiCo Master Trust
Plan Interest
The Plan is the only investor in the PepsiCo Master Trust. The Plan's interest in the net assets of the PepsiCo Master Trust was 100% at December 31, 2025 and 2024.
The PepsiCo Master Trust net assets are detailed below by asset category.

	December 31, 2025	December 31, 2024
	(in thousands)
Investments, at fair value:
Cash and cash equivalents	$35,269	$29,226
PepsiCo common stock	1,140,476	1,356,452
Money market fund	13,047	14,427
Fixed income securities	273,188	254,101
Commingled trust funds	13,329,006	11,422,930
Self-directed brokerage	931,026	815,394
	15,722,012	13,892,530
Investments at contract value: fully benefit-responsive synthetic investment contracts	637,540	696,050
Interest and dividends receivable	11,415	12,221
Other receivables	50,907	35,332
Other liabilities	(50,172)	(36,261)
Net assets	$16,371,702	$14,599,872

	Year ended December 31, 2025
	(in thousands)
Investment gain:
Net appreciation in value of investments*	$2,064,772
Interest and dividends	71,625
Net investment gain	$2,136,397
* Includes net appreciation of investments at contract value

Stable Value Fund
The PepsiCo Master Trust holds investments in a stable value fund, which consists of bond portfolios wrapped in fully benefit-responsive synthetic investment contracts. The majority of the portfolios are made up of government, corporate, mortgage-backed and asset-backed securities. The fully benefit-responsive investment contracts enable the fund to realize a specific known value for the assets if it needs to liquidate them for benefit payments.
The synthetic investment contracts are issued by five investment grade financial institutions and intend to preserve the value of the fund's investments by mitigating fluctuations in the market value of the associated bond portfolios. These synthetic investment contracts are benefit-responsive in that they allow for participant withdrawals at contract value. Contract value represents contributions made under the contract plus earnings, less participant withdrawals and administrative expenses. The contract value of these investments was $637.5 million and $696.1 million as of December 31, 2025 and 2024, respectively.
The crediting interest rate is based on a formula agreed upon with the issuer, but may not be less than zero. Such interest rates are reviewed on a quarterly basis.
Certain events, such as layoffs or early retirement incentives, may limit the ability of participants to access their investments at contract value. The likelihood of such events limiting the ability of the Plan to transact at contract value is not probable. Consistent with industry practice, a contract provider can terminate its contract with, on average, 30 days' notice, provided a for-cause termination event has not occurred. The Plan's contractual right for a wind-down period allows the contract to remain in force, including maintaining benefit-responsive payments to participants, for a period required to converge the market and book values of the contract, which is expected to be, on average, two to three years.